SEMIANNUAL
                                     REPORT
                                 April 30, 1999

                                 WARBURG PINCUS
                                  BALANCED FUND
                                        o
                                 WARBURG PINCUS
                              GROWTH & INCOME FUND
                                        o
                                 WARBURG PINCUS
                            CAPITAL APPRECIATION FUND
                                        o
                                 WARBURG PINCUS
                              HEALTH SCIENCES FUND


More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

                         [GRAPHIC OF WARBURG PINCUS FUNDS]

From time to time, the funds' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the funds' management are as of the date of the letters, and portfolio holdings described in this document are as of April 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Warburg Pincus Balanced Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Balanced Fund had a return of 11.32%, vs. returns of 12.78% for the Lipper Balanced Funds Index,* 22.32% for the S&P 500 Index** and 0.52% for the Lehman Brothers Intermediate Government/Corporate Bond Index.*** The fund's one-year return through April 30, 1999 was 7.34%. Its five-year, 10-year and since-inception (on October 6, 1988) average annual total returns through April 30, 1999 were 15.47%, 13.39% and 13.26%,**** respectively. Note: Effective December 24, 1998, Dale C. Christensen no longer serves as Co-Portfolio Manager of the fund. As of that date, M. Anthony E. van Daalen and Charles C. Van Vleet joined Brian S. Posner and Scott
T. Lewis as the fund's Co-Portfolio Managers.

Manager Commentary

   Domestic financial markets had decidedly mixed results during the period. Most major stock indexes had impressive gains, buoyed by a surprisingly healthy U.S. economy and investors' increased optimism regarding corporate profits. Notably, the rally in stocks extended to recently struggling areas, namely smaller-cap and cyclical stocks (though large-cap growth stocks continued to pace the market's advance). Most bond indexes, on the other hand, had modest gains, at best, in terms of total return. Hindering bonds were fears that the Federal Reserve--which cut interest rates three times between September and November--would, given the economy's strength, reverse course in order to contain potential inflation. This sentiment particularly weighed on Treasuries, with the yield on the 30-year Treasury bond rising 50 basis points to end the period at 5.65%.

   Against this backdrop, the fund had a good return in absolute terms, performing roughly in line with its Lipper benchmark. The fund's performance in part reflected its relatively conservative asset allocation. We maintained a roughly 60/40 balance between stocks and bonds throughout, seeing little incentive to take a more-aggressive stance, given overall market conditions.

   With respect to the fund's stock holdings, we maintained a value-based approach, emphasizing out-of-favor stocks of companies that stand to significantly improve their earnings (due, e.g., to a restructuring). This hampered the fund somewhat, since growth stocks outpaced value stocks for the six months (though the latter finished the period quite strongly). In terms of sector allocation, we made few noteworthy changes to the fund, though

Warburg Pincus Balanced Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

we added to our weighting in the banks and savings & loan area. These stocks came under pressure during the latter part of 1998, on concerns regarding credit quality, creating several compelling buying opportunities in our view.

   With regard to bond strategies, we maintained a bias toward high-quality, intermediate-term issues, which we viewed as attractive from a risk-adjusted perspective, and remained well-diversified by sector. One notable move we made here was to significantly increase our exposure to mortgage-backed bonds. Yield spreads between these securities and Treasuries widened significantly in the latter part of 1998, prompting us to add a number of mortgage-backed bonds we judged to be good values. All told, our bond strategies contributed positively to the fund's return.

   Going forward, we will continue to strive to provide competitive levels of longer-term total return, while attempting to limit overall volatility. In practice, this means focusing on mid- and large-capitalization stocks we believe have the best risk-adjusted expected returns, based on their earnings prospects and current valuations. Within the fund's bond component, our emphasis will remain on high-quality, intermediate-term issues that have what we deem to be attractive risk-adjusted yields as well as potential for longer-term appreciation.


Brian S. Posner                            M. Anthony E. van Daalen
Co-Portfolio Manager                       Co-Portfolio Manager

Scott T. Lewis                             Charles C. Van Vleet
Co-Portfolio Manager                       Co-Portfolio Manager

----------
   * The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.


  ** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

 *** The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.


**** Warburg Pincus Asset Management, Inc. assumed management of the fund on September 30, 1994.

Warburg Pincus Growth & Income Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Growth & Income Fund had a gain of 20.02%, vs. a gain of 22.32% for the S&P 500 Index.* The fund's one-year return through April 30, 1999 was 10.75%. Its five-year, 10-year and since-inception (on October 6, 1988) average annual total returns through April 30, 1999 were 14.38%, 14.96% and 14.95%,** respectively.

   The period was a positive one for the U.S. stock market as a whole. Buoyed by better-than-expected economic data and continued subdued inflation, most major domestic stock indexes rallied to finish the six months standing at or near all-time highs. Notably, while a relatively small group of large-cap growth stocks paced the market's advance through most of the period, investors "rotated" heavily toward value-type stocks (including recently out-of-favor cyclical stocks) in April. This may or may not imply a longer-term trend, but we view the recent broadening of the market's rally as a welcome development, and a sign that investors are focusing more intensely on valuations, both on an absolute and relative basis.

   Against this backdrop, the fund had a positive return, performing roughly in line with its benchmark. The fund trailed its benchmark by a fairly significant margin through much of the six months, but ended the period on a strong note, reflecting its continued focus on value stocks.

   We made no noteworthy changes to the fund during the period in terms of broad strategies. We continued to emphasize companies with good cash flows and improving longer-term earnings potential, due, for example, to a restructuring or to the launch of new products or services. In terms of sector strategies, we remained well-diversified, seeing little incentive to aggressively overweight any particular areas. That said, we significantly increased our weighting in the financial area, with a particular focus on bank stocks. We took advantage of weakness in the area (largely caused by concerns, late last year, that slowing economic growth would have a negative impact on credit quality) to add a number of bank stocks we deemed to be attractively priced.

   We also raised our exposure to cyclical stocks, primarily by adding to our weighting in the capital-equipment sector. Stocks we purchased included agricultural-equipment manufacturers that we judged to have improving earnings prospects.

Warburg Pincus Growth & Income Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

   Sector weightings we lowered during the period included food, beverages & tobacco, reflecting our valuation-based decision to eliminate certain positions here as well as our desire to further increase our weighting in cyclical-type stocks. Another area we de-emphasized was the telecommunications & equipment sector, also due to generally high valuations in the sector.

   Looking ahead, we believe that, the market's generally high valuations notwithstanding, many attractive investment opportunities exist. In this context, we will continue to strive to identify stocks that we deem to be fundamentally undervalued, based on factors such as price-to-book and debt-to-equity ratios.


Brian S. Posner
Portfolio Manager

------------------
  * The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

 ** Warburg Pincus Asset Management, Inc. assumed management of the Fund on January 1, 1992.

Warburg Pincus Capital Appreciation Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Capital Appreciation Fund had a gain of 27.41%, vs. a gain of 22.32% for the S&P 500 Index.* The fund's one-year return through April 30, 1999 was 19.68%.
Its five-year, 10-year and since-inception (on August 17, 1987) average annual total returns through April 30, 1999 were 25.74%, 17.23% and 15.61%, respectively.

   The period was a robust one for the U.S. stock market as a whole, with large-cap stocks performing especially well. Buoyed by a continued healthy mix of economic growth and low inflation, along with some encouraging news from emerging markets, most major domestic stock indexes rallied to end the period standing at or near record levels.

   Against this backdrop, the fund had a solid return, both in absolute terms and relative to its benchmark. Helping the fund were good performances from a number of its holdings, in particular its technology, financial, media and telecommunications stocks.

   We made few noteworthy changes to the fund during the six months in terms of overall strategies, remaining biased toward market sectors offering growth rates significantly greater than that of the overall economy. This proved beneficial to the fund's return, as stocks of growth-oriented companies outpaced those of cyclical (i.e., economically sensitive) companies during the period.

   With respect to sector exposure, notable areas of concentration for the fund continued to include the media & communications sector, a weighting we raised as the period progressed. Our primary focus here was on the cable area, reflecting our view that cable stocks stand to benefit over the longer term from the introduction of new cable models and digital television. Our cable holdings included service providers as well as content providers. We also maintained exposure to the radio area, which we believe will continue to grow in popularity as an advertising medium.

   Another area of emphasis for the fund was technology, including telecommunications-equipment companies. Our emphasis here remained on companies that we believe are well-positioned to benefit from the longer-term expansion of the Internet. In this context, our holdings included Internet equipment/software providers and companies offering information-management products and services.

Warburg Pincus Capital Appreciation Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

   Other notable sector weightings for the fund continued to include retail, where we remained focused on niche-type retailers; and financial services, where we maintained a bias toward asset-management companies.

   Looking ahead, we continue to see ample grounds for optimism regarding U.S. large-cap stocks, encouraged by the absence of serious inflationary pressures and by the resilient nature of the U.S. economy. That said, we believe that careful stock selection will remain paramount, given the market's generally lofty valuations and investors' propensity to abandon stocks that disappoint, even marginally, on the earnings front. In this context, we will continue to attempt to identify stocks that have what we deem to be good longer-term prospects, both in absolute terms and compared to the broader market.


Susan L. Black
Portfolio Manager

----------------------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

Warburg Pincus Health Sciences Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------

                                                                   June 15, 1999

Dear Shareholder:

   For the six months ended April 30, 1999, Warburg Pincus Health Sciences Fund had a loss of 0.21%, vs. gains of 9.88% and 22.32%, respectively, for the Lipper Health/Biotechnology Funds Index* and the S&P 500 Index.** The fund's one-year return through April 30, 1999 was 0.28%. Its since-inception (on December 31,
1996) average annual total return through April 30, 1999 was 19.92%. Note:
Effective February 25, 1999, Patricia F. Widner no longer serves as Co-Portfolio Manager of the fund. Susan L. Black, formerly the fund's Co-Portfolio Manager, continues to serve as Portfolio Manager.

Manager Commentary

   Health-care stocks saw mixed results during the six months. Areas that saw positive performance included pharmaceutical stocks, especially large-cap pharmaceutical stocks, buoyed by continued optimism over demand for these companies' products. Health-care stocks that struggled included those of services providers such as hospitals, reflecting an uncertain reimbursement environment.

   Against this backdrop, the fund had a disappointing return for the six months, both in absolute and relative terms. Hampering the fund was its relatively large weighting in small- and mid-cap stocks, which lagged large-cap stocks. The fund was also hurt by weakness in certain areas, most notably the drug-retail area. This underperformance notwithstanding, we plan to continue to employ a relatively diversified approach (e.g., with respect to market capitalization, since small- and mid-cap stocks comprise the bulk of the health-care-stock universe) to an industry offering compelling long-term growth prospects (due to a maturing population, health-care spending, which already accounts for a large share of national income, is projected to rise significantly over the next decade). In our view, such an approach stands to better serve investors over time compared to a focus on any one area, given the highly innovative, competitive and ever-changing nature of health care.

   We made few noteworthy changes to the fund's holdings during the period, since, with few exceptions, we continued to have a positive view of their long-term prospects. We maintained positions in a number of pharmaceutical companies, emphasizing those with broad product lines and substantial commitments to research & development. Our long-term outlook for these stocks remains positive. As the baby-boomer population continues to age, demand for pharmaceuticals, already strong, should continue to rise, buttressed by the launch of new drugs.

Warburg Pincus Health Sciences Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

   We also maintained a position in managed-care providers (e.g., health-maintenance companies). We continued to limit our exposure to companies significantly dependent on Medicare, however, reflecting our concerns over the program's uncertain regulatory future.

   Elsewhere, we maintained positions in a wide range of companies, including biotechnology companies, outsourcing companies (e.g., in the bloodwork area) and health-care retailers, most notably drug retailers.


Susan L. Black
Portfolio Manager

   Since the fund focuses its investments on companies involved in the health sciences, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in a broader mix of issuers.

---------------------
 * The Lipper Health/Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill, Inc.

Warburg Pincus Balanced Fund
Statement of Net Assets -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                      Number of
                                                        Shares           Value
                                                      ----------        --------
COMMON STOCKS (55.3%)
Aerospace & Defense (1.6%)
 Boeing Co.                                              1,600        $   65,000
 Gulfstream Aerospace Corp.+                            10,000           487,500
                                                                      ----------
                                                                         552,500
                                                                      ----------
Banks & Savings & Loans (3.6%)
 Banc One Corp.                                          4,800           283,200
 Citigroup, Inc.                                         2,000           150,500
 Comerica, Inc.                                          1,500            97,594
 Compass Bancshares, Inc.                                7,550           205,737
 Union Bank of California Corp.                          3,000           102,375
 Wachovia Corp.                                          1,100            96,662
 Washington Mutual, Inc.                                 6,875           282,734
                                                                      ----------
                                                                       1,218,802
                                                                      ----------
Building & Building Materials (0.7%)
 USG Corp.+                                              4,300           251,012
                                                                      ----------
Capital Equipment (3.7%)
 American Standard Cos., Inc.+                           3,800           173,850
 Case Corp.                                              2,500            86,562
 Federal-Mogul Corp.                                     8,000           351,000
 Ingersoll-Rand Co.                                      4,400           304,425
 Kennametal, Inc.                                        2,300            61,094
 Navistar International Corp.+                           5,400           282,487
                                                                      ----------
                                                                       1,259,418
                                                                      ----------
Chemicals (0.9%)
 Avery-Dennison Corp.                                    2,900           197,925
 Ferro Corp.                                             4,300           119,056
                                                                      ----------
                                                                         316,981
                                                                      ----------
Communications & Media (2.1%)
 Clear Channel Communications,
 Inc.+                                                   2,500           173,750
 Fox Entertainment Group, Inc.                           5,000           128,125
 MediaOne Group, Inc.+                                   2,900           236,531
 Outdoor Systems, Inc.+                                  7,000           176,312
                                                                      ----------
                                                                         714,718
                                                                      ----------
Computers (5.4%)
 BMC Software, Inc. +                                    7,500           322,969
 Citrix Systems, Inc.+                                   2,400           102,000
 COMPAQ Computer Corp. +                                 4,300            95,944
 Hewlett-Packard Co.                                     5,300           418,037
 International Business Machines
 Corp                                                    1,300           271,944
 Novell, Inc.+                                           5,000           111,250
 Sun Microsystems, Inc.+                                 5,400           322,987
 Unisys Corp.+                                           6,700           210,631
                                                                      ----------
                                                                       1,855,762
                                                                      ----------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCKS (cont'd)
Conglomerates (1.2%)
 Harsco Corp.                                            6,900        $  226,406
 United Technologies Corp.                               1,300           188,337
                                                                      ----------
                                                                         414,743
                                                                      ----------
Consumer Durables (0.8%)
 Ford Motor Co.                                          4,500           287,719
                                                                      ----------
Consumer Non-Durables (1.0%)
 Jones Apparel Group, Inc.                               2,100            69,300
 Premark International, Inc.                             5,100           187,744
 Procter & Gamble Co.                                    1,100           103,194
                                                                      ----------
                                                                         360,238
                                                                      ----------
Electronics (2.6%)
 Gentex Corp.                                           11,900           357,744
 Intel Corp.                                             6,200           379,362
 Maxim Integrated Products, Inc.+                        2,600           145,600
                                                                      ----------
                                                                         882,706
                                                                      ----------
Energy (1.6%)
 Amerada Hess Corp.                                      2,000           114,000
 Exxon Corp.                                             4,000           332,250
 Union Pacific Resources Group,
 Inc                                                     8,000           112,000
                                                                      ----------
                                                                         558,250
                                                                      ----------
Environmental Services (0.9%)
 Allied Waste Industries, Inc.+                         11,100           196,331
 Waste Management, Inc.                                  2,300           129,950
                                                                      ----------
                                                                         326,281
                                                                      ----------
Financial Services (7.5%)
 Berkshire Hathaway, Inc. Class B +                        100           247,000
 Countrywide Credit Industries, Inc.                     4,800           217,500
 FINOVA Group, Inc.                                      8,000           386,500
 Household International, Inc.                           8,200           412,562
 Lehman Brothers Holdings, Inc.                          4,200           233,362
 MBIA, Inc.                                              1,800           121,050
 Merrill Lynch & Co., Inc.                               1,100            92,331
 National Western Life Insurance Co.
 Class A+                                                1,500           148,875
 PMI Group, Inc.                                         8,600           479,987
 Terra Nova (Bermuda) Holdings,
 Ltd. Class A                                            7,050           158,184
 Waddell & Reed Financial, Inc.,
 Class A                                                 2,400            54,150
                                                                      ----------
                                                                       2,551,501
                                                                      ----------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCKS (cont'd)
Food, Beverages & Tobacco (3.0%)
 Anheuser-Busch Cos., Inc.                               3,100        $  226,687
 Heinz (H.J.) Co.                                        4,700           219,431
 Keebler Foods Co.+                                      7,000           224,875
 Philip Morris Companies, Inc.                          10,000           350,625
                                                                      ----------
                                                                       1,021,618
                                                                      ----------
Healthcare (2.4%)
 Baxter International, Inc.                              1,400            88,200
 Becton, Dickinson & Co.                                 7,800           290,063
 Tenet Healthcare Corp.+                                 8,500           200,813
 Trigon Healthcare, Inc.+                                7,400           234,950
                                                                      ----------
                                                                         814,026
                                                                      ----------
Industrial Mfg. & Processing (2.4%)
 Eaton Corp.                                             1,200           110,025
 Tyco International Ltd.                                 5,200           422,500
 UNOVA, Inc.+                                           20,200           273,963
                                                                      ----------
                                                                         806,488
                                                                      ----------
Lodging & Restaurants (0.7%)
 Promus Hotel Corp.+                                     6,500           234,000
                                                                      ----------
Oil Services (0.8%)
 Baker Hughes, Inc.                                      5,600           167,300
 Halliburton Co.                                         2,400           102,300
                                                                      ----------
                                                                         269,600
                                                                      ----------
Pharmaceuticals (1.3%)
 Bristol-Myers Squibb Co.                                5,000           317,813
 Merck & Co., Inc.                                       1,600           112,400
                                                                      ----------
                                                                         430,213
                                                                      ----------
Real Estate (0.6%)
 Healthcare Realty Trust, Inc.
 (REIT)                                                  9,900           215,944
                                                                      ----------
Retail (3.5%)
 Federated Department Stores, Inc.+                      2,300           107,381
 Home Depot, Inc.                                        1,700           101,894
 May Department Stores Co.                               4,950           197,072
 OfficeMax, Inc.+                                       12,000           121,500
 Ross Stores, Inc.                                       3,900           179,156
 Safeway, Inc.+                                          2,100           113,269
 Saks, Inc.                                              7,700           218,006
 TJX Cos., Inc.                                          5,000           166,563
                                                                      ----------
                                                                       1,204,841
                                                                      ----------
Telecommunications & Equipment (5.4%)
 Bell Atlantic Corp.                                     9,000           518,625
 BellSouth Corp.                                         2,000            89,500
 EchoStar Communications Corp.                           1,000           100,313



                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCKS (cont'd)
Telecommunications & Equipment (cont'd)
 Globalstar Telecommunications,
 LTD.+                                                   5,000        $  100,625
 MCI WorldCom, Inc.+                                     3,800           312,313
 Nextel Communications, Inc.
 Class A                                                 6,000           245,625
 QUALCOMM, Inc.+                                         1,000           200,000
 SBC Communications, Inc.                                4,400           246,400
 U S West, Inc.                                            700            36,619
                                                                      ----------
                                                                       1,850,020
                                                                      ----------
Transportation (0.5%)
 Landstar Systems, Inc.+                                 2,900           112,919
 Mark VII, Inc.+                                         3,400            48,450
                                                                      ----------
                                                                         161,369
                                                                      ----------
Utilities- Electric (1.1%)
 Allegheny Energy, Inc.                                  2,600            88,563
 American Electric Power Co., Inc.                       2,900           120,169
 Wisconsin Energy Corp.                                  5,900           158,563
                                                                      ----------
                                                                         367,295
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $14,895,174)                                                    18,926,045
                                                                      ----------
FOREIGN STOCKS (3.8%)
Bermuda (0.3%)
 Ace, Ltd.                                               3,300            99,825
                                                                      ----------
France (1.0%)
 Rhone-Poulenc SA ADR                                    2,350           110,744
 Total SA ADR                                            3,210           218,280
                                                                      ----------
                                                                         329,024
                                                                      ----------
Netherlands (1.3%)
 Royal Dutch Petroleum Co. ADR                           7,300           428,419
                                                                      ----------
United Kingdom (1.3%)
 BP Amoco PLC  ADR                                       2,192           248,107
 WPP Group PLC ADR                                       2,200           193,050
                                                                      ----------
                                                                         441,157
                                                                      ----------
TOTAL FOREIGN STOCKS
(Cost $989,768)                                                        1,298,425

PREFERRED SECURITIES (1.0%)
 Equity Residential Properties
 Trust Series C 9.125% (REIT)
 (Callable 09/09/06 @ $25.00)                           10,000           263,125
 Prologis Trust Series C 8.540%
 (Callable 11/13/26 @ $50.00)                            2,000            93,250
                                                                      ----------
TOTAL PREFERRED SECURITIES
(Cost $365,500)                                                          356,375
                                                                      ----------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                         Ratings
                                                      (Moody's/S&P)         Rate%       Maturity Date       Par       Value
                                                     ----------------      --------    ----------------    -----     -------
                                                                                                           (000)

U.S. CORPORATE BONDS (9.5%)
Banks & Savings & Loans (2.7%)
 African Development Bank Debentures
 (Yankee Bond 6.37)                                       (Aa1, AA-)        9.300           07/01/00       $ 370    $384,800
 Bayerische Landesbank Deposit Note Series D
 (Callable 02/09/03 @ $100.00)                            (Aaa, AAA)        6.200           02/09/06         350     348,250
 Countrywide Home Loan Co.                                   (A3, A)        6.250           04/15/09         200     195,000
                                                                                                                   ---------
                                                                                                                     928,050
Capital Equipment (1.1%)
 Federal-Mogul Co.                                        (Ba2, BB+)        7.375           01/15/06         150     147,188
 Ingersoll-Rand Meduim Term Note
 (Putable 11/19/03 @ $100.00)                               (A3, A-)        6.230           11/19/27         245     249,288
                                                                                                                   ---------
                                                                                                                     396,476
Finance-Corporate (0.8%)
 Sears Roebuck Acceptance Corp.                             (A2, A-)        6.250           05/01/09         285     281,782
                                                                                                                   ---------
Financial Services (1.8%)
 First Union Corp. (Callable 04/15/08 @ $100.00,
 Putable 04/15/08 @ $100.00)                                (A2, A-)        6.300           04/15/08         260     257,725
 Household Finance Corp.                                     (A2, A)        6.500           11/15/08         345     345,000
                                                                                                                   ---------
                                                                                                                     602,725
Industrial Mfg. & Processing (1.2%)
 Philip Morris Cos., Inc. (Putable 06/01/01 @ $100.00)       (A2, A)        6.950           06/01/06         200     202,500
 Qwest Communications International, Inc.
 Sr. Notes 144A                                           (Ba1, BB+)        7.500           11/01/08         190     199,500
                                                                                                                   ---------
                                                                                                                     402,000
Retail (0.5%)
 Lowe's Companies                                            (A2, A)        7.110           05/15/37         160     166,600
                                                                                                                   ---------
Telecommunications (0.9%)
 AT&T Capital Corp., Series MTNF                         (Baa3, BBB)        6.600           05/15/05         150     151,500
 Echostar DBS Corp., Series 144A
 (Callable 02/01/04 @ $104.688)                              (B2, B)        9.375           02/01/09         150     156,750
                                                                                                                   ---------
                                                                                                                     308,250
Utilities - Electric (0.5%)
 Potomac Electric Power
 (Callable 05/15/02 @ $103.21)                               (A1, A)        8.500           05/15/27         150     157,875
                                                                                                                   ---------
TOTAL U.S. CORPORATE BONDS (Cost $3,232,665)                                                                       3,243,758
                                                                                                                   ---------
ASSET/MORTGAGE BACKED SECURITIES (16.7%)
 Amresco Commercial Mortgage Funding I
 Series 1997-C1, Class A1                                 (Aaa, AAA)        6.730           06/17/29         452     461,531
 California Infrastructure Pacific Gas and Electric,
 Series 97-1, Class A7                                      (NR, NR)        6.420           09/25/08          70      71,610
 Commonwealth Edison Transitional Funding
 Trust Series 1998-1 Cl-A6                                (Aaa, AAA)        5.630           06/25/09         200     194,835


                See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                             Ratings
                                                          (Moody's/S&P)         Rate%       Maturity Date       Par       Value
                                                         ----------------      --------    ----------------    -----     -------
                                                                                                               (000)
ASSET/MORTGAGE BACKED SECURITIES (cont'd)
 First USA Credit Card Master Trust,
 Series 1998-4, Class A                                   (Aaa, AAA)            5.120        03/18/08        $  700      $  698,331
 Freddie Mac, Series 2072, Class Pk                       (Aaa, AAA)            6.000        07/15/24           580         578,885
 GE Capital Mortgage Services, Inc.
 Series 1994-7, Class A10                                 (Aaa, AAA)            6.000        02/25/09           484         478,167
 General Motors Acceptance Corp.
 Class A2 98                                              (Aaa, AAA)            6.700        01/08/08           500         506,353
 Government National Mortgage Association
 Pass Through Pool# 002217X                               (Aaa, AAA)            6.500        08/15/03             5           5,302
 MBNA Master Credit Card Trust,
 Series 1996-K, Class A                                   (Aaa, AAA)            5.665        03/15/06           480         476,832
 Mellon Residential Funding                                 (NR, NR)            5.610        10/25/28           720         701,663
 Morgan Stanley Mortgage Trust
 Series 40, Class 8                                        (NR, AAA)            7.000        07/20/21           590         597,857
 Mortgage Capital Funding, Series A2 9.55 AL               (NR, AAA)            6.663        01/18/08           330         335,466
 Nomura Asset Securities Corp.                            (Aaa, AAA)            6.690        03/16/13           600         591,855
                                                                                                                         ----------
TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $5,725,440)                                                                                                         5,698,687
                                                                                                                         ----------
U.S. TREASURY BONDS (6.1%)
 U.S. Treasury Bond                                       (Aaa, AAA)            8.000        11/15/21         1,145       1,437,532
 U.S. Treasury Bond                                       (Aaa, AAA)            9.250        02/15/16           480         649,778
                                                                                                                         ----------
TOTAL U.S. TREASURY BONDS (Cost $2,148,171)                                                                               2,087,310
                                                                                                                         ----------
AGENCY OBLIGATIONS (5.3%)
 Fannie Mae                                               (Aaa, AAA)            6.560        12/10/07           480         483,927
 Fannie Mae                                               (Aaa, AAA)            5.690        12/01/08           349         335,951
 Fannie Mae, Series 1998-M4,
 Class B REMIC 98-M4                                      (Aaa, AAA)            6.424        12/25/23           600         603,819
 Federal Home Loan Bank                                   (Aaa, AAA)            5.125        09/15/03           410         402,519
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (Cost $1,856,950)                                                                                1,826,216
                                                                                                                         ----------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                Number of
                                                                  Shares          Value
                                                                ----------       --------
SHORT TERM INVESTMENTS (2.3%)
 RBB Money Market Fund (Cost $773,800)                            773,800      $   773,800
                                                                               -----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $29,987,477*)                         34,210,616
                                                                               -----------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                         6,484
                                                                               -----------
NET ASSETS (100.0%) (applicable to 2,476,341 Common Class
shares and 16,421 Advisor Class shares)                                        $34,217,100
                                                                               ===========
NET ASSETS VALUE, offering and redemption price per
Common Class share ($33,992,290 divided by 2,476,341)                          $     13.73
                                                                               ===========
NET ASSET VALUE, offering and redemption price per Advisor
Class share ($224,810 divided by 16,421)                                       $     13.69
                                                                               ===========


                            INVESTMENT ABBREVIATIONS
                       ADR = American Depository Receipt
                        NR = Not Rated
                      REIT = Real Estate Investment Trust
                     REMIC = Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $30,018,760.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------
COMMON STOCKS (92.9%)
Aerospace & Defense (4.1%)
 Boeing Co.                                              83,500      $ 3,392,187
 Gulfstream Aerospace Corp.+                            139,000        6,776,250
 Litton Industries, Inc.+                               130,500        8,172,562
 Raytheon Co.                                           183,000       12,661,312
                                                                     -----------
                                                                      31,002,311
                                                                     -----------
Banks & Savings & Loans (6.5%)
 Citigroup Inc.                                          86,800        6,531,700
 Comerica Inc.                                          227,800       14,821,237
 Compass Bancshares, Inc.                               102,100        2,782,225
 UnionBanCal Corp.                                      117,700        4,016,512
 Wachovia Corp.                                         105,200        9,244,450
 Washington Mutual, Inc.                                304,800       12,534,900
                                                                     -----------
                                                                      49,931,024
                                                                     -----------
Building & Building Materials (1.5%)
 USG Corp.+                                             194,400       11,348,100
                                                                     -----------
Business Services (0.7%)
 WPP Group PLC                                          585,100        5,171,962
                                                                     -----------
Capital Equipment (8.5%)
 AlliedSignal, Inc.                                     106,700        6,268,625
 American Standard Cos., Inc.+                          183,700        8,404,275
 Case Corp.                                             241,650        8,367,131
 Deere & Co.                                            132,900        5,714,700
 Emerson Electric Co.                                    58,300        3,760,350
 Federal-Mogul Corp.                                    182,800        8,020,350
 Ingersoll-Rand Co.                                     187,000       12,938,062
 ITT Industries, Inc.                                   104,300        3,754,800
 Kennametal, Inc.                                        43,700        1,160,781
 Navistar International Corp.                           131,600        6,884,325
                                                                     -----------
                                                                      65,273,399
                                                                     -----------
Chemicals (2.8%)
 Dow Chemical Co.                                        54,200        7,110,362
 Ferro Corp.                                            225,100        6,232,456
 Rhone-Poulenc SA ADR
 Series A                                               166,086        7,826,803
                                                                     -----------
                                                                      21,169,621
                                                                     -----------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

Computers (7.2%)
 BMC Software, Inc.+                                   303,600       $13,073,775
 COMPAQ Computer Corp.+                                126,800         2,829,225
 Hewlett-Packard Co.                                   163,600        12,903,950
 International Business Machines
 Corp                                                   64,700        13,534,431
 Unisys Corp.+                                         398,500        12,527,844
                                                                     -----------
                                                                      54,869,225
                                                                     -----------
Conglomerates (1.1%)
 Harsco Corp.                                          254,350         8,345,859
                                                                     -----------
Consumer Durables (2.3%)
 Ford Motor Co.                                        275,900        17,640,356
                                                                     -----------
Consumer Non-Durables (0.8%)
 Premark International, Inc.                           172,900         6,364,881
                                                                     -----------
Energy (7.7%)
 Amerada Hess Corp.                                    138,700         7,905,900
 BP Amoco PLC Sponsored ADR                            143,897        16,287,342
 Royal Dutch Petroleum Co. ADR                         426,600        25,036,087
 Total SA ADR                                           89,000         6,052,000
 Union Pacific Resources Group,
 Inc                                                   284,100         3,977,400
                                                                     -----------
                                                                      59,258,729
                                                                     -----------
Environmental Services (2.7%)
 Allied Waste Industries, Inc.+                        270,100         4,777,394
 Waste Management Inc.                                 281,000        15,876,500
                                                                     -----------
                                                                      20,653,894
                                                                     -----------
Financial Services (13.9%)
 Ace, Ltd.                                              74,900         2,265,725
 American Express Co.                                   17,050         2,228,222
 Banc One Corp.                                        305,900        18,048,100
 Countrywide Credit Industries,
 Inc                                                   225,800        10,231,562
 FINOVA Group, Inc.                                     94,000         4,541,375
 Household International, Inc.                         246,600        12,407,062
 Lehman Brothers Holdings, Inc.                        185,200        10,290,175
 MBIA, Inc.                                            192,800        12,965,800
 Old Republic International Corp.                      190,100         3,718,831

                See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCKS (cont'd)
Financial Services (cont'd)
 MGICInvestment Corp.                                  179,100      $  8,697,544
 PMI Group, Inc.                                       234,900        13,110,356
 Terra Nova Bermuda Holdings,
 Ltd. Class A                                          273,200         6,129,925
 Waddell & Reed Financial, Inc.,
 Class A                                                90,700         2,046,419
                                                                    ------------
                                                                     106,681,096
                                                                    ------------
Food, Beverages & Tobacco (4.9%)
 Anheuser-Busch Cos., Inc.                              85,500         6,252,187
 Corn Products International,
 Inc                                                   167,900         4,848,112
 Heinz (H.J.) Co.                                       76,800         3,585,600
 Keebler Foods Co.+                                    263,600         8,468,150
 Philip Morris Companies, Inc.                         412,300        14,456,269
                                                                    ------------
                                                                      37,610,318
                                                                    ------------
Healthcare (4.0%)
 Baxter International, Inc.                            144,000         9,072,000
 Tenet Healthcare Corp.+                               234,250         5,534,156
 Trigon Healthcare, Inc.+                              264,350         8,393,113
 Wellpoint Health Networks,
 Inc.+                                                 104,400         7,334,100
                                                                    ------------
                                                                      30,333,369
                                                                    ------------
Industrial Mfg. & Processing (3.5%)
 Dana Corp.                                             79,700         3,755,863
 Eaton Corp.                                            68,200         6,253,088
 Raychem Corp.                                          99,200         2,622,600
 UNOVA, Inc.                                         1,013,900        13,751,019
                                                                    ------------
                                                                      26,382,570
                                                                    ------------
Metals & Mining (1.8%)
 Alcoa, Inc.                                           222,108        13,826,223
                                                                    ------------
Office Equipment & Supplies (0.6%)
 Pitney Bowes, Inc.                                     70,600         4,937,588
                                                                    ------------
Oil Services (1.6%)
 Baker Hughes, Inc.                                    183,700         5,488,038
 Halliburton Co.                                        99,700         4,249,713
 Weatherford International, Inc.                        77,000         2,608,375
                                                                    ------------
                                                                      12,346,126
                                                                    ------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCKS (cont'd)
Real Estate (0.3%)
 Equity Residential Properties
 Trust (REIT)                                            45,800      $ 2,118,250
                                                                     -----------
Retail (8.3%)
 Consolidated Stores Corp.+                             245,400        8,435,625
 Federated Department Stores,
 Inc.+                                                  181,300        8,464,444
 May Department Stores Co.                              228,300        9,089,194
 OfficeMax,  Inc.+                                      316,100        3,200,513
 Payless ShoeSource, Inc.+                               74,512        3,609,175
 Ross Stores, Inc.                                      261,200       11,998,875
 Saks, Inc.                                             186,175        5,271,080
 Sears, Roebuck and Co.                                 164,300        7,557,800
 TJX Cos., Inc.                                         179,200        5,969,600
                                                                     -----------
                                                                      63,596,306
                                                                     -----------
Telecommunications & Equipment (4.8%)
 Ameritech Corp.                                        185,600       12,702,000
 Bell Atlantic Corp.                                    268,640       15,480,380
 SBC Communications, Inc.                               154,100        8,629,600
                                                                     -----------
                                                                      36,811,980
                                                                     -----------
Transportation (0.6%)
 Burlington Northern Santa Fe
 Corp                                                   117,700        4,310,763
                                                                     -----------
Utilities - Electric (2.7%)
 Allegheny Energy, Inc.                                 178,700        6,086,969
 American Electric Power Co.,
 Inc                                                    113,600        4,707,300
 DQE, Inc.                                               48,400        1,993,475
 Illinova Corp.                                         118,500        3,110,625
 Wisconsin Energy Corp.                                 175,100        4,705,813
                                                                     -----------
                                                                      20,604,182
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $572,822,075)                                                  710,588,132
                                                                     -----------
CONVERTIBLE PREFERRED STOCK (0.4%)
 Equity Residential Properties
 Series G 7.25% Convertible
 (Callable 09/15/02 @ $25.91)
 (Cost $3,649,429)                                      146,000        3,348,875
                                                                     -----------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                             Ratings
                                                          (Moody's/S&P)         Rate%       Maturity Date       Par       Value
                                                         ----------------      --------    ----------------    -----     -------
                                                                                                               (000)
CORPORATE BONDS (0.5%)
 National Semiconductor Corp.
 (Convertible) (Cost $4,251,642)                           (Ba2, BB)           6.500       10/01/02            $4,480    $3,830,400

                                                       Number
                                                         of
                                                       Shares
                                                      --------
SHORT TERM INVESTMENTS (6.5%)
 Institutional Money Market Trust
                                                      12,797,799            12,797,800
 RBB Money Market Fund                                36,967,506            36,967,506
                                                                       ---------------
TOTAL SHORT TERM INVESTMENTS (Cost $49,765,306)                             49,765,306
                                                                       ---------------
TOTAL INVESTMENTS AT VALUE (100.3%)
 (Cost $630,488,452*)                                                      767,532,713
                                                                       ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                                (2,176,622)
                                                                       ---------------
NET ASSETS (100.0%) (applicable to 34,570,516)
Common Class shares and 4,291,524
Advisor Class shares)                                                  $   765,356,091
                                                                       ===============
NET ASSETS VALUE, offering and redemption price per
Common Class share ($680,870,930 divided by 34,570,516)                $         19.70
                                                                       ===============
NET ASSET VALUE, offering and redemption price per Advisor
Class share ($84,485,161 divided by 4,291,524)                         $         19.69
                                                                       ===============

                            INVESTMENT ABBREVIATIONS

                        ADR  = American Depository Receipt
                        REIT = Real Estate Investment Trust
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $630,945,543.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCK (95.9%)
Aerospace & Defense (0.9%)
 Boeing Co.                                          206,800        $  8,401,250
                                                                    ------------
Banks & Savings & Loans (5.9%)
 Banc One Corp.                                      222,600          13,133,400
 Bank of New York Co., Inc.                          320,900          12,836,000
 Morgan (J.P.) & Co., Inc.                           128,600          17,328,850
 Northern Trust Corp.                                107,500          10,010,937
                                                                    ------------
                                                                      53,309,187
                                                                    ------------
Business Services (1.2%)
 Omnicom Group, Inc.                                 149,200          10,817,000
                                                                    ------------
Capital Equipment (1.0%)
 Navistar International Corp.+                       177,000           9,259,312
                                                                    ------------
Communications & Media (16.8%)
 America Online, Inc.+                                62,400           8,907,600
 AT&T Corp. - Liberty Media-A+                       335,500          21,430,062
 CBS Corp.                                           484,400          22,070,475
 Chancellor Media Corp.
 Class A+                                            135,800           7,452,025
 Clear Channel Communications,
 Inc.+                                                66,200           4,600,900
 Comcast Corp. Class A                                70,900           4,457,837
 Fox Entertainment Group, Inc.                       162,500           4,164,062
 Mediaone Group, Inc.+                               425,000          34,664,062
 Seagram Co. Ltd.                                    157,000           9,007,875
 Shaw Communications, Inc.
 Class B+                                            285,300          11,554,650
 Time Warner, Inc.                                   253,500          17,745,000
 USA Networks, Inc.                                  150,500           5,624,937
 Westwood One, Inc.+                                  25,000             856,250
                                                                    ------------
                                                                     152,535,735
                                                                    ------------
Computers (10.4%)
 Dell Computer Corp.+                                107,500           4,427,656
 EMC Corp.+                                          202,700          22,081,631
 International Business
 Machines Corp.                                       64,000          13,388,000
 Microsoft Corp.+                                    281,800          22,913,862
 Novell, Inc.+                                       215,100           4,785,975
 Sun Microsystems, Inc.+                             291,100          17,411,419
 Unisys Corp.+                                       297,500           9,352,656
                                                                    ------------
                                                                      94,361,199
                                                                    ------------
Conglomerates (2.8%)
 General Electric Co.                                240,000          25,320,000
                                                                    ------------


                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCK (cont'd)
Consumer Durables (0.7%)
 Ford Motor Co.                                        93,500        $ 5,978,156
                                                                     -----------
Consumer Non-Durables (1.3%)
 Jones Apparel Group, Inc.+                            98,500          3,250,500
 Procter & Gamble Co.                                  90,500          8,490,031
                                                                     -----------
                                                                      11,740,531
                                                                     -----------
Consumer Services (0.9%)
 Apollo Group, Inc.+                                  165,100          4,086,225
 DeVRY, Inc.+                                         154,100          4,064,387
                                                                     -----------
                                                                       8,150,612
                                                                     -----------
Electronics (5.0%)
 Gentex Corp.+                                        177,800          5,345,112
 Intel Corp.                                          229,400         14,036,412
 Lexmark International Group,
 Inc. Class A+                                         37,400          4,618,900
 Motorola, Inc.                                        58,100          4,655,262
 Texas Instruments, Inc.                              129,000         13,174,125
 Xilinx, Inc.+                                         84,100          3,837,063
                                                                     -----------
                                                                      45,666,874
                                                                     -----------
Energy (2.4%)
 Alberta Energy Co., Ltd.                             127,500          3,761,250
 Bonneville Pacific Corp.+                             16,883            102,353
 Royal Dutch Petroleum Co.
 ADR                                                  153,000          8,979,188
 Texaco, Inc.                                         148,800          9,337,200
                                                                     -----------
                                                                      22,179,991
                                                                     -----------
Financial Services (9.2%)
 American International Group,
 Inc                                                  113,800         13,364,388
 Associates First Capital Corp.
 Class A                                              374,400         16,590,600
 Berkshire Hathaway, Inc.
 Class A+                                                 120          9,168,000
 Capital One Financial Corp.+                          63,700         11,063,894
 Charles Schwab Corp.                                  47,400          5,202,150
 Freddie Mac                                          168,200         10,554,550
 Morgan Stanley, Dean Witter,
 & Co.                                                172,000         17,060,250
                                                                     -----------
                                                                      83,003,832
                                                                     -----------
Food, Beverages & Tobacco (1.8%)
 Anheuser-Busch Cos., Inc.                            120,200          8,789,625
 Keebler Foods Co.+                                   223,500          7,179,938
                                                                     -----------
                                                                      15,969,563
                                                                     -----------

                See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                      Number of
                                                        Shares           Value
                                                      ----------        --------
COMMON STOCK (cont'd)
Industrial Manufacturing & Processing (1.9%)
 Tyco International Ltd.                                211,900      $17,216,875
                                                                     -----------
Leisure & Entertainment (0.8%)
 Carnival Corp.                                         181,700        7,495,125
                                                                     -----------
Lodging & Restaurants (0.7%)
 Marriott International, Inc.
 Class A                                                158,100        6,620,438
                                                                     -----------
Office Equipment & Supplies (2.2%)
 Pitney Bowes, Inc.                                     166,100       11,616,619
 Xerox Corp.                                            140,400        8,248,500
                                                                     -----------
                                                                      19,865,119
                                                                     -----------
Oil Services (3.8%)
 Halliburton Co.                                        388,400       16,555,550
 Schlumberger, Ltd.                                     282,600       18,051,075
                                                                     -----------
                                                                      34,606,625
                                                                     -----------
Pharmaceuticals (7.0%)
 Bristol-Myers Squibb Co.                               255,600       16,246,575
 Lilly ( Eli ) & Co.                                    113,200        8,334,350
 Merck & Co., Inc.                                      111,400        7,825,850
 Pfizer, Inc.                                           125,400       14,428,838
 Warner Lambert Co.                                     239,400       16,264,238
                                                                     -----------
                                                                      63,099,851
                                                                     -----------
Publishing (2.5%)
 Reader's Digest Assn., Inc.
 Class A                                                233,800        8,314,513
 Wiley (John) & Sons, Inc.
 Class A                                                357,000       14,436,188
                                                                     -----------
                                                                      22,750,701
                                                                     -----------
Retail (6.5%)
 Bed, Bath & Beyond, Inc.+                              259,200        9,250,200
 Costco Companies, Inc.+                                103,200        8,352,750
 Dayton Hudson Corp.                                     69,400        4,671,488
 Home Depot, Inc.                                       236,700       14,187,206
 Ross Stores, Inc.                                      102,700        4,717,781
 Safeway, Inc.+                                         166,400        8,975,200
 Staples, Inc.+                                         279,400        8,382,000
                                                                     -----------
                                                                      58,536,625
                                                                     -----------


                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCK (cont'd)
Telecommunications & Equipment (8.6%)
 AirTouch Communications,
 Inc.+                                                  93,000      $  8,683,875
 Bell Atlantic Corp.                                    84,700         4,880,838
 Cisco Systems, Inc.+                                  199,800        22,789,688
 EchoStar Communications
 Corp.+                                                 78,700         7,894,594
 Exodus Communications, Inc.+                           37,400         3,370,675
 Infinity Broadcasting Inc.+                           145,000         4,014,688
 Lucent Technologies, Inc.                             148,500         8,928,563
 MCI Worldcom, Inc.+                                   152,600        12,541,813
 Nextel Communications, Inc.
 Class A+                                              112,400         4,601,375
                                                                    ------------
                                                                      77,706,109
                                                                    ------------
Transportation (1.6%)
 FDX Corp.+                                            132,900        14,959,556
                                                                    ------------
Total Common Stock
(Cost $638,008,533)                                                  869,550,266
                                                                    ------------
preferred stock (0.0%)
 Fresenius National Medical, Inc.
 Class D+ (Cost $18,553)                                90,000             2,520
                                                                    ------------
SHORT TERM INVESTMENTS (3.3%)
 RBB Money Market Fund
 (Cost $29,431,422)                                 29,431,422        29,431,422
                                                                    ------------
TOTAL INVESTMENTS AT VALUE
(99.2%) (Cost $667,458,508*)                                         898,984,208
                                                                    ------------
OTHER ASSETS IN EXCESS
OF LIABILITIES (0.8%)                                                  7,403,388
                                                                    ------------
NET ASSETS (100.0%) (applicable to
36,933,840) Common Class shares
and 1,185,456 Advisor Class shares)                                 $906,387,596
                                                                    ============
NET ASSETS VALUE, offering and
redemption price per Common Class
share ($878,708,813 divided by 36,933,840)                          $      23.79
                                                                    ============
NET ASSET VALUE, offering and
redemption price per Advisor Class
share ($27,678,783 divided by 1,185,456)                            $      23.35
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                         ADR = American Depository Receipt

--------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $668,461,543.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Health Sciences Fund
Schedule of Investments--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCK (98.9%)
Agriculture (2.3%)
 Monsanto Co.                                            30,000      $ 1,357,500
                                                                     -----------
Business Services (2.5%)
 Catalina Marketing Corp.+                               16,900        1,443,894
                                                                     -----------
Consumer Non-Durables (2.8%)
 Procter & Gamble Co.                                    17,700        1,660,481
                                                                     -----------
Electronics (3.0%)
 Perkin Elmer Corp.+                                     16,400        1,773,250
                                                                     -----------
Financial Services (3.7%)
 Cigna Corp.                                             25,400        2,214,562
                                                                     -----------
Healthcare (33.6%)
 Abbott Laboratories                                     47,600        2,305,625
 Allergan, Inc.                                          17,300        1,554,837
 Bausch & Lomb, Inc.                                     25,800        1,935,000
 Baxter International, Inc.                              18,900        1,190,700
 Boston Scientific Corp.+                                42,600        1,813,162
 C.R. Bard, Inc.                                         14,000          686,000
 Health Management Associates,
 Inc. Class A+                                           56,200          878,125
 Hooper Holmes, Inc.                                    135,100        2,153,156
 Johnson & Johnson                                       34,200        3,334,500
 Medtronic, Inc.                                         32,600        2,345,162
 Trigon Healthcare, Inc.+                                31,200          990,600
 Wellpoint Health Networks,
 Inc.+                                                   10,500          737,625
                                                                     -----------
                                                                      19,924,492
                                                                     -----------
Industrial Manufacturing & Processing (3.0%)
 Tyco International Ltd.                                 21,800        1,771,250
                                                                     -----------
Pharmaceuticals (48.0%)
 ALPHARMA, Inc. Class A                                  27,900          823,050
 American Home Products Corp.                            29,800        1,817,800
 Amgen, Inc.+                                            30,200        1,855,412
 Aviron+                                                 18,300          345,413
 Biogen, Inc.+                                           19,100        1,815,694
 Bristol-Myers Squibb Co.                                32,500        2,065,781
 Cardinal Health, Inc.                                    5,200          311,025
 Duramed Pharmaceuticals, Inc.+                          40,600          367,938
 Genetech, Inc.+                                         16,700        1,413,238
 Gilead Sciences, Inc.+                                   8,000          368,500
 IDEC  Pharmaceuticals Corp.+                            10,000          507,500
 Immunex Corp.+                                          10,000          955,000
 Lilly (Eli) & Co.                                       24,100        1,774,363
 Medimmune, Inc.                                          9,800          540,225
 Merck & Co., Inc.                                       25,400        1,784,350
 Pfizer, Inc.                                            20,800        2,393,300
 Pharmacia & Upjohn, Inc.                                26,200        1,467,200



                                                      Number of
                                                        Shares           Value
                                                      ----------        --------

COMMON STOCK (cont'd)
Pharmaceuticals (cont'd)
 Schering-Plough Corp.                                 30,300        $ 1,463,869
 SmithKline Beecham PLC ADR                            42,500          2,791,719
 Warner-Lambert Co.                                    53,300          3,621,069
                                                                     -----------
                                                                      28,482,446
                                                                     -----------
TOTAL COMMON STOCK
(Cost $49,605,680)                                                    58,627,875
                                                                     -----------
SHORT TERM INVESTMENTS (1.1%)
 RBB Money Market Fund
 (Cost $673,853)                                      673,853            673,853
                                                                     -----------
TOTAL INVESTMENTS AT VALUE
(100.0%) (Cost $50,279,533*)                                         $59,301,728
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for federal income tax purposes is $49,633,215.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Health Sciences Fund
Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
    Investments at value (Cost $50,279,533)                          $59,301,728
    Receivable for investment sold                                     4,511,397
    Dividend receivable                                                   58,626
    Receivable for fund shares sold                                       39,444
    Deferred Offering Costs                                               17,226
    Prepaid Insurance                                                      2,195
    Interest receivable                                                    1,868
                                                                     -----------
      Total Assets                                                    63,932,484
                                                                     -----------

Liabilities
    Payable for investments purchased                                  2,174,223
    Accrued expenses payable                                              91,945
                                                                     -----------
      Total Liabilities                                                2,266,168
                                                                     -----------

Net assets, applicable to 4,288,261 Common Class shares              $61,666,316
                                                                     ===========

Net Asset Value, offering and redemption price per
 Common Class share ($61,366,316 divided by 4,288,261)               $     14.38
                                                                     ===========


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Warburg Pincus     Warburg Pincus
                                                                            Balanced       Growth & Income
                                                                              Fund             Fund
                                                                        --------------     --------------
Investment Income:
    Dividends                                                            $     115,467     $   5,084,384
    Interest                                                                   462,352         1,502,708
    Foreign taxes withheld                                                         127                 0
                                                                         -------------     -------------
      Total investment income                                                  577,946         6,587,092
                                                                         -------------     -------------
Expenses:
    Investment advisory                                                        156,891         2,904,393
    Administrative services                                                     47,401           903,762
    Audit                                                                        5,380            13,167
    Custodian/Sub-custodian                                                     10,485            66,614
    Directors/Trustees                                                           5,449             4,895
    Insurance                                                                      335            13,266
    Interest                                                                       (79)              220
    Legal                                                                       26,048            40,441
    Printing                                                                     7,821            53,635
    Registration                                                                14,596            62,801
    Shareholder servicing/distribution                                          43,860           227,053
    Transfer agent                                                              20,262           412,354
    Miscellaneous                                                                4,081            11,102
                                                                         -------------     -------------
                                                                               342,530         4,713,703
    Less: fees waived, expenses reimbursed and transfer agent offsets         (106,914)          (15,646)
                                                                         -------------     -------------
      Total expenses                                                           235,616         4,698,057
                                                                         -------------     -------------
        Net investment income (loss)                                           342,330         1,889,035
                                                                         -------------     -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
    Net realized gain from security transactions                             2,582,282        99,441,225
    Net realized loss from foreign currency related items                           (3)             (653)
    Net change in unrealized appreciation (depreciation) from
      investments and foreign currency related items                           813,193        39,953,612
        Net realized and unrealized gain (loss) from investments and
          foreign currency related items                                     3,395,472       139,394,184
                                                                         -------------     -------------
Net increase in net assets resulting from operations                     $   3,737,802     $ 141,283,219
                                                                         =============     =============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                      Warburg Pincus         Warburg Pincus
                                                                   Capital Appreciation     Health Sciences
                                                                             Fund                 Fund
                                                                   --------------------     ---------------

Investment Income:
    Dividends                                                            $   2,372,018       $     255,319
    Interest                                                                   799,437             134,412
                                                                         -------------       -------------
      Total investment income                                                3,171,455             389,731
                                                                         -------------       -------------
Expenses:
    Investment advisory                                                      2,813,328             370,980
    Administrative services                                                    767,306              75,900
    Audit                                                                       13,791               5,847
    Custodian/Sub-custodian                                                     67,549              11,918
    Directors/Trustees                                                           6,669               5,728
    Insurance                                                                    9,082                 323
    Interest                                                                     2,479                   0
    Legal                                                                       28,859               9,247
    Organizational Costs                                                             0               2,442
    Printing                                                                    33,407               3,418
    Registration                                                                42,941              19,411
    Shareholder servicing/distribution                                          76,666              92,745
    Transfer agent                                                             155,755              43,858
    Miscellaneous                                                                9,264               6,422
                                                                         -------------       -------------
                                                                             4,027,096             648,239
    Less: fees waived, expenses reimbursed and transfer agent offsets          (16,292)            (59,354)
                                                                         -------------       -------------
      Total expenses                                                         4,010,804             588,885
                                                                         -------------       -------------
        Net investment income (loss)                                          (839,349)           (199,154)
                                                                         -------------       -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
    Net realized gain from security transactions                            94,539,565           1,993,728
    Net change in unrealized appreciation (depreciation) from
      investments and foreign currency related items                        92,193,444          (1,626,571)
        Net realized and unrealized gain (loss) from investments and
          foreign currency related items                                   186,733,009             367,157
                                                                         -------------       -------------
Net increase in net assets resulting from operations                      $185,893,660       $     168,003
                                                                         =============       =============


                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

Warburg Pincus Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         Warburg Pincus
                                                                          Balanced Fund
                                                                -----------------------------------
                                                                   For the
                                                                  Six Months
                                                                     Ended               For the
                                                                April 30, 1999         Year Ended
                                                                  (Unaudited)       October 31, 1998
                                                                --------------      ----------------
From Operations:
  Net investment income (loss)                                   $     342,330       $     683,836
  Net realized gain (loss) from security transactions                2,582,282           2,812,164
  Net realized gain (loss) from foreign currency related items              (3)               (135)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                     813,193          (1,287,911)
                                                                 -------------       -------------
  Net decrease in net assets resulting from operations               3,737,802           2,207,954
                                                                 -------------       -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                     (376,236)           (719,467)
    Advisor Shares                                                      (1,998)             (2,872)
  Distributions from realized gains:
    Common Shares                                                   (2,782,788)         (3,441,034)
    Advisor Shares                                                     (16,488)            (14,992)
                                                                 -------------       -------------
  Net decrease in net assets from distributions                     (3,177,510)         (4,178,365)
                                                                 -------------       -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                       3,463,726          11,352,063
  Reinvested dividends                                               3,037,668           4,064,531
  Net asset value of shares redeemed                                (8,554,299)        (16,188,224)
                                                                 -------------       -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                  (2,052,905)           (771,630)
                                                                 -------------       -------------
  Net increase (decrease) in net assets                             (1,492,613)         (2,742,041)
Net Assets:
  Beginning of period                                               35,709,713          38,451,754
                                                                 -------------       -------------
  End of Period                                                  $  34,217,100       $  35,709,713
                                                                 =============       =============
  Undistributed net investment income                            $      39,026       $      74,933
                                                                 =============       =============

                                                                              Warburg Pincus
                                                                           Growth & Income Fund
                                                                     ------------------------------------
                                                                       For the
                                                                      Six Months
                                                                         Ended              For the
                                                                     April 30, 1999        Year Ended
                                                                       (Unaudited)       October 31, 1998
                                                                     --------------      ----------------
From Operations:
  Net investment income (loss)                                       $   1,889,035       $   6,380,894
  Net realized gain (loss) from security transactions                   99,441,225          24,894,866
  Net realized gain (loss) from foreign currency related items                (653)             (3,613)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                      39,953,612          24,414,986
                                                                     -------------       -------------
  Net decrease in net assets resulting from operations                 141,283,219          55,687,133
                                                                     -------------       -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                       (2,051,986)         (5,674,968)
    Advisor Shares                                                         (58,137)           (427,925)
  Distributions from realized gains:
    Common Shares                                                      (21,637,029)        (96,860,727)
    Advisor Shares                                                      (2,951,282)        (14,171,470)
                                                                     -------------       -------------
  Net decrease in net assets from distributions                        (26,698,434)        (31,120,504)
                                                                     -------------       -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                         122,266,163         386,958,954
  Reinvested dividends                                                  25,985,095         113,559,285
  Net asset value of shares redeemed                                  (297,685,588)       (137,675,857)
                                                                     -------------       -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                    (149,434,330)        165,520,255
                                                                     -------------       -------------
  Net increase (decrease) in net assets                                (34,849,545)        104,072,298
Net Assets:
  Beginning of period                                                  800,205,636         696,133,338
                                                                     -------------       -------------
  End of Period                                                      $ 765,356,091       $ 800,205,636
                                                                     =============       =============
  Undistributed net investment income                                $      56,109       $     277,849
                                                                     =============       =============


                                                                                    Warburg Pincus
                                                                              Capital Appreciation Fund
                                                                         ------------------------------------
                                                                             For the
                                                                           Six Months
                                                                             Ended                For the
                                                                         April 30, 1999         Year Ended
                                                                          (Unaudited)        October 31, 1998
                                                                         --------------      ----------------
From Operations:
  Net investment income (loss)                                           $    (839,349)       $     210,812
  Net realized gain (loss) from security transactions                       94,539,565           29,522,830
  Net realized gain (loss) from foreign currency related items                       0                    0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                          92,193,444           48,854,862
                                                                         -------------        -------------
  Net decrease in net assets resulting from operations                     185,893,660           78,588,504
                                                                         -------------        -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                             (217,980)          (2,188,710)
    Advisor Shares                                                                   0                    0
  Distributions from realized gains:
    Common Shares                                                          (29,615,988)        (106,778,405)
    Advisor Shares                                                          (1,286,536)          (6,058,534)
                                                                         -------------        -------------
  Net decrease in net assets from distributions                            (31,120,504)        (115,025,649)
                                                                         -------------        -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                             186,308,301          232,010,450
  Reinvested dividends                                                      29,488,316          111,165,032
  Net asset value of shares redeemed                                       (28,953,042)         (40,178,401)
                                                                         -------------        -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                          78,120,760           88,238,632
                                                                         -------------        -------------
  Net increase (decrease) in net assets                                    232,893,916           51,801,488
Net Assets:
  Beginning of period                                                      673,493,680          621,692,192
                                                                         -------------        -------------
  End of Period                                                          $ 906,387,596        $ 673,493,680
                                                                         =============        =============
  Undistributed net investment income                                    $    (957,636)       $      99,693
                                                                         =============        =============


                                                                                       Warburg Pincus
                                                                                     Health Sciences Fund
                                                                              ------------------------------------
                                                                                 For the
                                                                                Six Months
                                                                                  Ended               For the
                                                                              April 30, 1999         Year Ended
                                                                               (Unaudited)        October 31, 1998
                                                                              --------------      ----------------
From Operations:
  Net investment income (loss)                                                $    (199,154)       $    (252,273)
  Net realized gain (loss) from security transactions                             1,993,728           (2,123,333)
  Net realized gain (loss) from foreign currency related items                            0                    0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                               (1,626,571)           8,834,442
                                                                              -------------        -------------
  Net decrease in net assets resulting from operations                              168,003            6,458,836
                                                                              -------------        -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                                         0              (65,740)
    Advisor Shares                                                                        0                    0
  Distributions from realized gains:
    Common Shares                                                                         0           (1,174,998)
    Advisor Shares                                                                        0                    0
                                                                              -------------        -------------
  Net decrease in net assets from distributions                                           0           (1,240,738)
                                                                              -------------        -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                                   26,115,265           79,882,699
  Reinvested dividends                                                                    0            1,167,405
  Net asset value of shares redeemed                                            (28,953,042)         (40,178,401)
                                                                              -------------        -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                               (2,837,777)          40,871,703
                                                                              -------------        -------------
  Net increase (decrease) in net assets                                          (2,669,774)          46,089,801
Net Assets:
  Beginning of period                                                            64,336,090           18,246,289
                                                                              -------------        -------------
  End of Period                                                               $  61,666,316        $  64,336,090
                                                                              =============        =============
  Undistributed net investment income                                         $    (199,154)       $           0
                                                                              =============        =============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                For the Six
                               Months Ended
                              April 30, 1999
PERIOD ENDED:                   (Unaudited)          1998          1997**           1997+
                              --------------      ----------     ----------      ----------
Per-share data
Net asset value,
  beginning of period             $    13.50      $    14.38     $    14.24      $    11.94
                                  ----------      ----------     ----------      ----------
Investment activities:
  Net investment income                 0.14            0.25           0.03            0.23
  Net gains on investments
    (both realized and
    unrealized)                         1.30            0.42           0.15            2.46
                                  ----------      ----------     ----------      ----------
      Total from investment
       activities                       1.44            0.67           0.19            2.69
                                  ----------      ----------     ----------      ----------
Distributions:
  From net investment income           (0.15)          (0.26)         (0.05)          (0.24)
  From realized capital gains          (1.06)          (1.29)          --             (0.15)
                                  ----------      ----------     ----------      ----------
      Total distributions              (1.21)          (1.55)         (0.05)          (0.39)
                                  ----------      ----------     ----------      ----------
Net asset value, end of period    $    13.73      $    13.50     $    14.38      $    14.24
                                  ==========      ==========     ==========      ==========
      Total return                     11.32%!          5.33%          1.30%!         23.03%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                  $   33,992      $   35,542     $   38,294      $   38,926
Ratio of expenses to
  average net assets                    1.35%*@         1.35%@         1.35%*@         1.35%@
    Ratio of net loss to
      average net assets                1.97%*          1.76%          1.38%*          1.76%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                    0.61%*          0.62%          0.68%*          0.55%
Portfolio turnover rate                63.75%!        132.01%            15%!           120%




PERIOD ENDED:                                 1996+          1995+         1994+
                                            ----------     ----------    ----------
Per-share data
Net asset value,
  beginning of period                       $    11.12     $    11.01    $    11.71
                                            ----------     ----------    ----------
Investment activities:
  Net investment income                           0.16           0.21          0.41
  Net gains on investments
    (both realized and
    unrealized)                                   0.94           1.72          0.32
                                            ----------     ----------    ----------
      Total from investment
       activities                                 1.10           1.93          0.74
                                            ----------     ----------    ----------
Distributions:
  From net investment income                     (0.13)         (0.31)        (0.46)
  From realized capital gains                    (0.15)         (1.51)        (0.98)
                                            ----------     ----------    ----------
      Total distributions                        (0.28)         (1.82)        (1.44)
                                            ----------     ----------    ----------
Net asset value, end of period              $    11.94     $    11.12    $    11.01
                                            ==========     ==========    ==========
      Total return                                7.37%          1.00%        (5.98)%(a)

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                            $   30,853     $    5,342    $      808
Ratio of expenses to
  average net assets                              1.53%@         1.53%@           0%@
    Ratio of net loss to
      average net assets                          1.66%          2.30%         3.76%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                              0.90%          4.51%         5.46%
Portfolio turnover rate                            108%           107%           32%

--------------------------------------------------------------------------------
**   For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    For the period ended August 31.
!    Non-annualized.
*    Annualized.
(a) Sales load not reflected in total return. The sales load was eliminated effective August 31, 1994.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                  For the Six
                                 Months Ended
                                April 30, 1999
PERIOD ENDED:                     (Unaudited)           1998              1997**             1997+
                                --------------       ----------        ----------          ----------
Per-share data
Net asset value,
  beginning of period             $       16.97      $       18.56     $       18.44      $       14.90
                                  -------------      -------------     -------------      -------------
Investment activities:
  Net investment income                    0.05               0.14              0.02               0.14
  Net gains or losses on
    investments (both realized
    and unrealized)                        3.26               1.36              0.14               3.54
                                  -------------      -------------     -------------      -------------
      Total from investment
       activities                          3.31               1.50              0.16               3.67
                                  -------------      -------------     -------------      -------------
Distributions:
  From net investment income              (0.05)             (0.14)            (0.04)             (0.13)
  From realized capital gains             (0.53)             (2.95)             --                 --
                                  -------------      -------------     -------------      -------------
      Total distributions                 (0.58)             (3.09)            (0.04)             (0.13)
                                  -------------      -------------     -------------      -------------
Net asset value, end of period    $       19.70      $       16.97     $       18.56      $       18.44
                                  =============      =============     =============      =============
      Total return                        20.02%!             9.11%             0.85%!            24.78%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                  $     680,871      $     703,808     $     608,205      $     601,159
Ratio of expenses to
  average net assets                       1.15%*@            1.19%@            1.18%*@            1.15%@
    Ratio of net income to
      average net assets                   0.54%*             0.83%             0.75%*             0.80%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                       0.00%*             0.00%             0.00%              0.00%
Portfolio turnover rate                   37.57%!            78.33%               19%!              148%





PERIOD ENDED:                               1996+              1995+             1994+
                                          ----------        ----------         ----------
Per-share data
Net asset value,
  beginning of period                    $       16.40     $       14.56     $       16.72
                                         -------------     -------------     -------------
Investment activities:
  Net investment income                           0.11              0.22              0.08
  Net gains or losses on
    investments (both realized
    and unrealized)                              (0.66)             1.98              1.81
                                         -------------     -------------     -------------
      Total from investment
       activities                                (0.55)             2.21              1.89
                                         -------------     -------------     -------------
Distributions:
  From net investment income                     (0.14)            (0.18)            (0.08)
  From realized capital gains                    (0.81)            (0.18)            (3.98)
                                         -------------     -------------     -------------
      Total distributions                        (0.95)            (0.37)            (4.05)
                                         -------------     -------------     -------------
Net asset value, end of period           $       14.90     $       16.40     $       14.56
                                         =============     =============     =============
      Total return                               (3.54)%           15.62%            14.41%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                         $     727,627     $   1,038,193     $     410,658
Ratio of expenses to
  average net assets                              1.21%@            1.22%             1.28%
    Ratio of net income to
      average net assets                          0.69%             1.64%             0.41%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                              0.00%             0.00%             0.00%
Portfolio turnover rate                             94%              109%              150%

--------------------------------------------------------------------------------
** For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+  For the period ended August 31.
!  Non-annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                     For the Six
                                     Months Ended                    For the Year Ended October 31,
                                    April 30, 1999   ----------------------------------------------------------------
PERIOD ENDED:                        (Unaudited)       1998         1997           1996          1995          1994
                                    --------------   --------      --------      --------      --------      --------
Per-share data
Net asset value,
  beginning of period                 $  19.52       $  21.09      $  17.95      $  16.39      $  14.29      $  15.32
                                      --------       --------      --------      --------      --------      --------
Investment activities:
  Net investment income or loss          (0.02)          0.01          0.11          0.08          0.04          0.04
  Net gains or losses on
    investments (both realized
    and unrealized)                       5.21           2.31          4.93          3.53          3.08          0.17
                                      --------       --------      --------      --------      --------      --------
      Total from investment
       activities                         5.19           2.32          5.04          3.61          3.12          0.21
                                      --------       --------      --------      --------      --------      --------
Distributions:
  From net investment income             (0.01)         (0.08)        (0.10)        (0.01)        (0.04)        (0.05)
  From realized capital gains            (0.91)         (3.81)        (1.80)        (2.04)        (0.98)        (1.19)
                                      --------       --------      --------      --------      --------      --------
      Total distributions                (0.92)         (3.89)        (1.90)        (2.05)        (1.02)        (1.24)
                                      --------       --------      --------      --------      --------      --------
Net asset value, end of period        $  23.79       $  19.52      $  21.09      $  17.95      $  16.39      $  14.29
                                      ========       ========      ========      ========      ========      ========
      Total return                       27.41%+        12.75%        30.98%        24.67%        24.05%         1.65%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                      $878,709       $646,657      $587,091      $407,707      $235,712      $159,346
Ratio of expenses to
  average net assets                      0.98%*@        1.00%@        1.01%@        1.04%@       1.12%@         1.05%
    Ratio of net loss to
      average net assets                 (0.19)%*        0.05%         0.54%         0.59%         0.31%         0.26%
    Net investment income                                0.05%         0.54%         0.59%         0.31%         0.26%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                      0.00%*         0.00%         0.00%         0.00%         0.00%         0.01%
Portfolio turnover rate                  75.02%+       168.67%       238.11%       170.69%       146.09%        51.87%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .01% for the year endedOctober 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were .98% for the six months ended April 30, 1999 and 1.00%, 1.00% and 1.03% for the year ended October 31, 1998, 1997 and 1996, respectively.

+  Non-annualized.

*  Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Health Sciences Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                         For the Six
                                                         Months Ended           For the Year Ended October 31,
                                                        April 30, 1999          ------------------------------
                                                          (Unaudited)            1998                 1997**
                                                        --------------          -------               -------
PERIOD ENDED:
Per-share data
Net asset value, beginning of period                        $ 14.41             $ 12.22               $ 10.00
                                                            -------             -------               -------
Investment activities:
  Net investment loss                                         (0.05)              (0.06)                (0.02)
  Net gains on investments (both realized and unrealized)      0.02                2.97                  2.24
                                                            -------             -------               -------
      Total from investment activities                        (0.03)               2.91                  2.22
                                                            -------             -------               -------
Distributions:
  From net investment income                                   0.00               (0.04)                   --
  From realized capital gains                                  0.00               (0.68)                   --
                                                            -------             -------               -------
      Total distributions                                      0.00               (0.72)                   --
                                                            -------             -------               -------
Net asset value, end of period                              $ 14.38             $ 14.41               $ 12.22
                                                            =======             =======               =======
      Total return                                            (0.21)%+            25.25%                22.20%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)                    $61,666             $64,336               $18,246
Ratio of expenses to average net assets                        1.59%*@             1.59%@                1.59%*@
  Ratio of net loss to average net assets                     (0.54)%*            (0.58)%               (0.24)%*
  Decrease reflected in above operating expense
    ratios due to waviers/reimbursements                       0.16%*              0.38%                 1.83%*
Portfolio turnover rate                                       93.65%+             62.89%               159.57%+

--------------------------------------------------------------------------------

** For the two months ended December 31, 1996 (commencement of operations) through October 31, 1997.

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

+  Non-annualized.

*  Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Notes to Financial Statements
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

   The Warburg Pincus Balanced Fund, Warburg Pincus Growth & Income Fund, the Warburg Pincus Capital Appreciation Fund, and the Warburg Pincus Health Sciences Fund are registered under the Investment Company Act of 1940, as amended (1940
Act), as diversified, open-end management investment companies.

   Investment objectives for each fund are as follows: the Balanced Fund seeks maximum total return (through a combination of long-term growth of capital, and current income) consistent with preservation of capital; the Growth & Income Fund seeks long-term growth of capital, income and a reasonable current return; the Capital Appreciation Fund seeks long-term capital appreciation and the Health Sciences Fund seeks capital appreciation.

   Each fund (except the Health Sciences Fund) offers two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. The Health Sciences Fund currently offers only the Common Class. Common Class and Advisor Class shares in each fund represent an equal pro rata interest in such fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Balanced Fund and the Health Sciences Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of
 .25% of the average daily net asset value of each fund's Common Class. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of each fund's Advisor Class. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

   The net asset value of each fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors/Trustees believes accurately reflects fair value. Dept that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   The books and records of the funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees and transfer agent fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. Effective November 1, 1998, class-specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares of the fund. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income, if any, are declared and paid annually (except with respect to the Growth & Income Fund and the Balanced Fund which dividends, if any, are paid quarterly). Distributions of net realized capital gains, if any, are declared and paid annually for all funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred in connection with organization of shares of the Health Sciences Fund have been deferred and are being amortized over a period of five years from the date the fund commenced its operations.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund, along with other Warburg Pincus Funds, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 1999, the funds received credits or reimbursements under this arrangement as follows:

           Fund                                                     Amount
           ----                                                     ------
           Balanced                                                 $  651
           Growth & Income                                          15,646
           Capital Appreciation                                     16,292
           Health Sciences                                           1,357

2. Investment Adviser, Co-Administrators and Distributor

   Warburg Pincus Asset Management, Inc. (Warburg) which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. On February 15, 1999, Warburg, Pincus & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse to acquire Warburg. Under the terms of the arrangement, no immediate changes are planned to Warburg investment portfolio managers and investment professionals. The Warburg Pincus Funds, Board of Directors/Trustees and shareholders have approved the "assignment" of each fund's current investment advisory agreement with Warburg. The transaction is expected to be completed in mid-1999. For its investment advisory services, Warburg receives the following fees based on each fund's average daily net assets:

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

           Fund                                         Annual Rate
           ----                               ---------------------------------
           Balanced                            .90% of average daily net assets
           Growth & Income                     .75% of average daily net assets
           CapitalAppreciation                 .70% of average daily net assets
           Health Sciences                    1.00% of average daily net assets

   For the six months ended April 30, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                                     Gross                         Net
      Fund                       Advisory Fee     Waiver      Advisory Fee
      ----                      -------------    --------     -------------
      Balanced                   $  156,891      $(80,114)    $   76,777
      Growth & Income             2,907,880             0      2,907,880
      Capital Appreciation        2,813,328             0      2,813,328
      Health Sciences               370,980       (57,997)       312,983

   Counsellors Funds Service, Inc. (CFSI), a wholly-owned subsidiary of Warburg, and PFPC Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp.
(PNC), serve as each fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the six months ended April 30, 1999, administrative services fees earned by CFSI were as follows:

           Fund                                        Co-Administration Fee
           ----                                        ---------------------
           Balanced                                         $ 17,432
           Growth & Income                                   387,717
           Capital Appreciation                              401,904
           Health Sciences                                    37,098

   (For administrative services to the Balanced Fund and the Growth & Income Fund, PFPC receives a fee calculated at an annual rate of .15% of each fund's first $500 million of average daily net assets, .10% of the next $1 billion and
 .05% of each fund's average daily net assets over $1.5 billion). For the Capital Appreciation Fund and Health Sciences Fund, PFPC receives a fee calculated at an annual rate of .10% on each fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

   For the six months ended April 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:
                                                                    Net
Fund                   Co-Administration Fee    Waiver     Co-Administration Fee
----                   ---------------------   ---------   ---------------------
Balanced                     $29,969           $(26,149)      $ 3,820
Growth & Income              516,045                  0       516,045
Capital Appreciation         365,402                  0       365,402
Health Sciences               38,802                  0        38,802

   Counsellors Securities Inc. (CSI), also a wholly-owned subsidiary of Warburg, serves as each fund's distributor. No compensation is payable by the Capital Appreciation Fund or the Growth & Income Fund to CSI for distribution services. For its shareholder and distribution services to the Balanced Fund and the Health Sciences Fund, CSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Class of each fund pursuant to a shareholder servicing and distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. For its distribution services for the Adviser Class of each fund except the Health Sciences Fund, CSI receives a fee at an annual rate of .50%, of the average daily net assets of each funds' Advisor Class pursuant to distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. CSI pays all of the Advisor Class fees to institutions and financial-services firms that offer the Adviser Class. For the six months ended April 30, 1999, shareholder servicing and distribution fees paid to CSI were as follows:

                                                Shareholder Servicing/
           Fund                                    Distribution Fee
           ----                                 ----------------------
           Balanced
            Common Class                              $ 43,302
            Advisor Class                                  558
                                                      --------
                                                      $ 43,860
                                                      ========
           Growth & Income
            Advisor Class                             $227,053
                                                      ========
           Capital Appreciation
            Advisor Class                             $ 76,666
                                                      ========
           Health Sciences
            Common Class                              $ 92,745
                                                      ========
3. Line of Credit

   The funds, together with certain other Warburg Pincus Funds have established committed and uncommitted line of credit facilities with PNC for

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

   3. Line of Credit -- (cont'd)

temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the committed line of credit, the Warburg Pincus Funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg Pincus Funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg Pincus Funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of (a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an International Fund) and twenty-five percent (25%) of the assets of any fund that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. At April 30, 1999, there were no outstanding balances under these line of credit facilities for any of the funds.

4. Investments in Securities

   For the six months ended April 30, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

           Fund                                    Purchases          Sales
           ----                                   ------------     ------------
           Balanced                               $ 21,021,595     $ 23,304,034
           Growth & Income                         274,280,152      421,644,175
           Capital Appreciation                    633,306,419      587,097,934
           Health Sciences                          63,550,887       62,321,995

   At April 30, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                            Net Unrealized
                              Unrealized      Unrealized     Appreciation
   Fund                      Appreciation    Depreciation   (Depreciation)
   ----                      ------------    ------------   --------------
   Balanced                  $ 4,778,743     $  (580,403)     $ 4,198,340
   Growth & Income           155,153,434     (18,566,264)     136,587,170
   Capital Appreciation      240,935,508      (3,009,455)     237,926,053
   Health Sciences            10,219,298        (550,785)       9,668,513

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Capital Share Transactions

   The Balanced Fund, the Growth & Income Fund and the Health Sciences Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each fund (two billion shares for the Balanced Fund and the Growth & Income Fund) are classified as the Advisor Class. The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as the Advisor Class.

   Transactions in shares of each fund were as follows:

                                                                               Balanced Fund
                                                  -------------------------------------------------------------------------
                                                             Common Class                         Advisor Class
                                                  ----------------------------------      ---------------------------------
                                                    Six Months            For the          Six Months            For the
                                                       Ended             Year Ended           Ended             Year Ended
                                                  April 30, 1999         October 31,      April 30, 1999        October 31,
                                                    (Unaudited)             1998            (Unaudited)            1998
                                                  --------------       ------------       --------------       ------------
Shares sold                                             253,102             827,546               7,605               7,713
Shares issued to shareholders on reinvestment
  of dividends                                          235,562             313,898               1,445               1,373
Shares redeemed                                        (644,582)         (1,172,690)             (5,102)             (7,587)
                                                   ------------        ------------        ------------        ------------
Net increase (decrease) in shares outstanding          (155,918)            (31,246)              3,948               1,499
                                                   ============        ============        ============        ============
Proceeds from sale of shares                       $  3,362,533        $ 11,246,690        $    101,193        $    105,373
Reinvested dividends                                  3,019,195           4,046,855              18,473              17,676
Net asset value of shares redeemed                   (8,488,022)        (16,087,173)            (66,277)           (101,051)
                                                   ------------        ------------        ------------        ------------
Net increase (decrease) from capital share
  transactions                                     $ (2,106,294)       $   (793,628)       $     53,389        $     21,998
                                                   ============        ============        ============        ============


                                                                           Growth & Income Fund
                                                  -------------------------------------------------------------------------
                                                             Common Class                         Advisor Class
                                                  ----------------------------------      ---------------------------------
                                                    Six Months            For the          Six Months            For the
                                                       Ended             Year Ended           Ended             Year Ended
                                                  April 30, 1999         October 31,      April 30, 1999        October 31,
                                                    (Unaudited)             1998            (Unaudited)            1998
                                                  --------------       ------------       --------------       ------------
Shares sold                                           5,773,799          20,772,224           1,063,615           1,286,304
Shares issued to shareholders on reinvestment
  of dividends                                        1,326,339           6,140,028             173,844             907,279
Shares redeemed                                     (14,005,842)        (18,200,978)         (2,629,216)         (1,249,695)
                                                  -------------       -------------        ------------        ------------
Net increase (decrease) in shares outstanding        (6,905,704)          8,711,274          (1,391,757)            943,888
                                                  =============       =============        ============        ============
Proceeds from sale of shares                      $ 102,888,036       $ 364,404,734        $ 19,378,127        $ 22,554,220
Reinvested dividends                                 22,975,846          98,961,339           3,009,249          14,597,946
Net asset value of shares redeemed                 (250,422,047)       (313,659,176)        (47,263,541)        (21,338,807)
                                                  -------------       -------------        ------------        ------------
Net increase (decrease) from capital share
  transactions                                    $(124,558,165)      $ 149,706,897        $(24,876,165)       $ 15,813,359
                                                  =============       =============        ============        ============

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Capital Share Transactions -- (cont'd)

                                                                     Capital Appreciation Fund
                                                -------------------------------------------------------------------
                                                        Common Class                        Advisor Class
                                                ------------------------------      -------------------------------
                                                  Six Months        For the          Six Months           For the
                                                    Ended         Year Ended           Ended            Year Ended
                                                April 30, 1999    October 31,      April 30, 1999       October 31,
                                                 (Unaudited)         1998            (Unaudited)           1998
                                                --------------   -------------     --------------      ------------
Shares sold                                         8,115,754       11,397,212           197,001            213,912
Shares issued to shareholders on reinvestment
  of dividends                                      1,395,652        5,891,863            64,497            343,403
Shares redeemed                                    (5,708,066)     (12,000,823)         (472,997)          (822,591)
                                                -------------    -------------      ------------       ------------
Net increase (decrease) in shares outstanding       3,803,340        5,288,252          (211,499)          (265,276)
                                                =============    =============      ============       ============
Proceeds from sale of shares                    $ 181,864,893    $ 227,847,570      $  4,443,408       $  4,162,880
Reinvested dividends                               28,206,125      105,110,845         1,282,191          6,054,187
Net asset value of shares redeemed               (126,801,246)    (238,511,569)      (10,874,611)       (16,425,281)
                                                -------------    -------------      ------------       ------------
Net increase (decrease) from capital share
  transactions                                  $  83,269,722    $  94,446,846      $ (5,149,012)      $ (6,208,214)
                                                =============    =============      ============       ============

                                                     Health Sciences Fund
                                                ----------------------------
                                                        Common Class
                                                ----------------------------
                                                 Six Months         For the
                                                    Ended         Year Ended
                                                April 30, 1999    October 31,
                                                 (Unaudited)         1998
                                                --------------   -------------
Shares sold                                         1,709,357        5,822,876
Shares issued to shareholders on reinvestment
  of dividends                                              0          101,162
Shares redeemed                                    (1,884,988)      (2,953,447)
                                                -------------    -------------
Net increase (decrease) in shares outstanding        (175,631)       2,970,591
                                                =============    =============
Proceeds from sale of shares                    $  26,115,265    $  79,882,699
Reinvested dividends                                        0        1,167,405
Net asset value of shares redeemed                (28,953,042)     (40,178,401)
                                                -------------    -------------
Net increase (decrease) from capital share
  transactions                                  $  (2,837,777)   $  40,871,703
                                                =============    =============

6. Liabilities

   At April 30, 1999, each fund had the following liabilities:

                                                                                      Capital             Health
                                                     Balanced     Growth & Income   Appreciation         Sciences
                                                       Fund            Fund            Fund                Fund
                                                     --------     --------------    ------------       ------------
Payable for securities purchased (at value)          $790,688       $8,547,365       $32,113,805         $2,174,223
Investment advisory fee payable                        11,717          453,321           532,176             45,898
Administration services fee payable                     2,789           60,443            76,025              5,705
Distribution fees payable                               6,929               --                --             14,262
                                                     --------       ----------       -----------         ----------
                                                     $812,123       $9,061,129       $32,722,006         $2,240,088
                                                     ========       ==========       ===========         ==========

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

7. Net Assets

   Net assets at April 30, 1999 consisted of the following:

                                                                                        Capital             Health
                                                       Balanced     Growth & Income   Appreciation         Sciences
                                                         Fund            Fund            Fund                Fund
                                                       --------     --------------    ------------       ------------
Capital contributed, net                            $27,407,534     $529,650,545      $583,458,763        $52,782,913
Undistributed net investment income                      39,026           56,109                 0                  0
Accumulated net realized gain (loss) from security
  transactions                                        2,547,589       98,605,218        91,403,134           (138,792)
Net unrealized appreciation (depreciation) from
  investments and foreign currency related items      4,222,951      137,044,219       231,525,699          9,022,195
                                                    -----------     ------------      ------------        -----------
Net assets                                          $34,217,100     $765,356,091      $906,387,596        $61,666,316
                                                    ===========     ============      ============        ===========

8. Capital Loss Carryover

   At April 30, 1999, there were no capital loss carryovers available to offset possible future capital gains of any fund.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

9. Other Financial Highlights

   Each fund (other than the Health Sciences Fund) currently offers one other class of shares, the Advisor Class, representing equal pro rata interests in each of the respective funds. The financial highlights for an Advisor Class share of each fund are as follows:


                                                                Warburg Pincus Balanced Fund
                                             ----------------------------------------------------------------------
                                                                         Advisor Class
                                             ----------------------------------------------------------------------
                                              For the Six
                                              Months Ended                For the Year Ended October 31,
                                             April 30, 1999  ------------------------------------------------------
PERIOD ENDED:                                 (Unaudited)     1998       1997**       1997#       1996#      1995##
                                             --------------  -------     ------      ------      -------    -------
Per-share data
Net asset value, beginning of period             $13.47      $ 14.37     $14.22      $11.94      $ 11.13    $ 10.72
                                                 ------      -------     ------      ------      -------    -------
Investment activities:
  Net investment income (loss)                     0.13         0.21       0.03       (0.02)        0.37       0.01
  Net gains or losses on investments
    (both realized and unrealized)                 1.28         0.41       0.15        2.68         0.68       0.39
                                                 ------      -------     ------      ------      -------    -------
      Total from investment activities             1.41         0.62       0.18        2.65         1.05       0.41
                                                 ------      -------     ------      ------      -------    -------
Distributions:
  From net investment income                      (0.13)       (0.23)     (0.04)      (0.22)       (0.09)        --
  From realized capital gains                     (1.06)       (1.29)        --       (0.15)       (0.15)        --
                                                 ------      -------     ------      ------      -------    -------
      Total distributions                         (1.19)       (1.52)     (0.04)      (0.37)       (0.24)        --
                                                 ------      -------     ------      ------      -------    -------
Net asset value, end of period                   $13.69      $ 13.47     $14.37      $14.22      $ 11.94    $ 11.13
                                                 ======      =======     ======      ======      =======    =======
Total return                                      11.11%+       4.93%      1.30%+     22.66%        9.56%      3.82%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)         $  225      $   168     $  158      $  149      $    12    $     1
    Ratio of expenses to average net assets        1.60%*@      1.60%@     1.60%*@     1.60%@       1.71%@     1.76%*
    Ratio of net loss to average net assets        1.71%*       1.52%      1.13%*      1.53%       (4.11)%     2.00%*
    Decrease reflected in above operating
      expense ratios due to waviers/
      reimbursements                               0.62%*       1.19%*     1.35%*      1.21%      203.35%    626.71%*
Portfolio turnover rate                           63.75%+     132.01%        15%+       120%         108%       107%+
-------------------------------------------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+  Non-annualized.
*  Annualized.
** For the two months ended October 31, 1997.
#  For the years ended August 31.
## For the period July 31, 1995 (Commencement of Operations) to August 31, 1995.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

9. Other Financial Highlights -- (cont'd)

                                                             Warburg Pincus Growth & Income Fund
                                             ----------------------------------------------------------------------
                                                                         Advisor Class
                                             ----------------------------------------------------------------------
                                              For the Six
                                              Months Ended                For the Year Ended October 31,
                                             April 30, 1999  ------------------------------------------------------
PERIOD ENDED:                                 (Unaudited)     1998       1997**       1997#       1996#      1995##
                                             --------------  -------     ------      ------      -------    -------
Per-share data
Net asset value, beginning of period            $ 16.96      $ 18.55    $ 18.42     $ 14.88      $ 16.38    $ 14.87
                                                -------      -------    -------     -------      -------    -------
Investment activities:
  Net investment income                              --         0.10       0.01        0.07         0.08       0.02
  Net gains or losses on investments
    (both realized and unrealized)                 3.27         1.35       0.14        3.55        (0.69)      1.53
                                                -------      -------    -------     -------      -------    -------
      Total from investment activities             3.27         1.45       0.15        3.62        (0.61)      1.56
                                                -------      -------    -------     -------      -------    -------
Distributions:
  From net investment income                      (0.01)       (0.09)     (0.02)      (0.08)       (0.07)     (0.05)
  From realized capital gains                     (0.53)       (2.95)        --          --        (0.81)        --
                                                -------      -------    -------     -------      -------    -------
      Total distributions                         (0.54)       (3.04)     (0.02)      (0.08)       (0.89)     (0.05)
                                                -------      -------    -------     -------      -------    -------
Net asset value, end of period                  $ 19.69      $ 16.96    $ 18.55     $ 18.42      $ 14.88    $ 16.38
                                                 ======      =======    =======     =======      =======    =======
Total return                                      19.74%+       8.70%       .81%+     24.37%       (3.92)%    10.49%+
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)        $84,485      $96,397    $87,929     $84,867      $79,565    $56,902
    Ratio of expenses to average net assets        1.65%*@      1.55%@     1.58%*@     1.54%@       1.59%@     1.92%*
    Ratio of net income to average net assets      0.05%*       0.47%      0.35%*      0.43%        0.28%      0.43%*
    Decrease reflected in above operating
      expense ratios due to waviers/
      reimbursements                               0.00%*       0.00%      0.00%       0.00%        0.00%      0.00%
Portfolio turnover rate                           37.57%+      78.33%        19%+       148%          94%       109%*
-------------------------------------------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+  Non-annualized.
*  Annualized.
** For the two months ended October 31, 1997.
#  For the years ended August 31.
## For the period May 15, 1995 (Commencement of Operations) to August 31, 1995.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

9. Other Financial Highlights -- (cont'd)

                                                           Warburg Pincus Capital Appreciation Fund
                                             ----------------------------------------------------------------------
                                                                         Advisor Class
                                             ----------------------------------------------------------------------
                                              For the Six
                                              Months Ended                For the Year Ended October 31,
                                             April 30, 1999  ------------------------------------------------------
PERIOD ENDED:                                 (Unaudited)     1998       1997**       1997#       1996#      1995##
                                             --------------  -------     ------      ------      -------    -------
Per-share data
Net asset value, beginning of period            $ 19.21      $ 20.82    $ 17.73     $ 16.26      $ 14.22    $ 15.28
                                                -------      -------   --------     -------      -------    -------
Investment activities:
  Net investment income (loss)                    (0.10)       (0.09)      0.02        0.02           --      (0.08)
  Net gains or losses on investments
    (both realized and unrealized)                 5.15         2.29       4.88        3.49         3.02        .23
                                                -------      -------    -------     -------      -------    -------
      Total from investment activities             5.05         2.20       4.90        3.51         3.02       0.15
                                                -------      -------    -------     -------      -------    -------
Distributions:
  From net investment income                         --           --      (0.01)         --           --      (0.02)
  From realized capital gains                     (0.91)       (3.81)     (1.80)      (2.04)       (0.98)     (1.19)
                                                -------      -------    -------     -------      -------    -------
      Total distributions                         (0.91)       (3.81)     (1.81)      (2.04)       (0.98)     (1.21)
                                                -------      -------    -------     -------      -------    -------
Net asset value, end of period                  $ 23.35      $ 19.21    $ 20.82     $ 17.73      $ 16.26    $ 14.22
                                                =======      =======    =======     =======      =======    =======
Total return                                      27.12%+      12.23%     30.37%      24.15%       23.41%      1.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)        $27,679      $26,836    $34,601     $23,440      $11,594     $8,169
    Ratio of expenses to average net assets        1.48%*@      1.43%@     1.48%@      1.54%@       1.62%      1.55%
    Ratio of net loss to average net assets       (0.69)%*     (0.39)%     0.08%       0.09%       (0.18)%    (0.24)%
    Decrease reflected in above operating
      expense ratios due to waviers/
      reimbursements                                 --           --         --          --           --       0.01%
Portfolio turnover rate                           75.02%+     168.67%    238.11%     170.69%      146.09%     51.87%
-------------------------------------------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expenses ratio by .00% for the six months ended April 30, 1999 and by .00%, .00%, and .01% for the year ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios, after reflecting these arrangements were 1.48% for the six months ended April 30, 1999 and 1.43%, 1.48%, and 1.53% for the year ended October 31, 1998, 1997 and 1996, respectively.

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                          [Warburg Pincus Funds LOGO]

                      P.O. Box 9030, Boston, MA 02205-9030
                  800-WARBURG (800-927-2874) o www.warburg.com


COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           WPUSL-3-0499